SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions for Binomial Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend yield	0.00%	0.00%	0.00%
Expected volatility		86.00%	76.00%
Risk-free interest		0.51%	1.47%
Expected term	6 years 3 months	7 years	7 years
Forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Expected volatility	76.00%
Risk-free interest	0.70%
Maximum [Member]
Expected volatility	79.00%
Risk-free interest	1.30%